Right of use assets and related lease liabilities	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Right of use assets and related lease liabilities	Right of use assets and related lease liabilities
During the six months ended June 30, 2021, we had bareboat charter-in commitments on seven vessels under fixed rate bareboat agreements and 19 vessels under variable rate bareboat agreements. All of these agreements are being accounted for under IFRS 16 - Leases which amended the previous accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet, unless the term of the lease is 12 months or less. The bareboat charters on four of the fixed rate Handymax vessels expired in March 2021.
The following is the activity of the right of use assets from January 1, 2021 through June 30, 2021:

In thousands of U.S. dollars		Vessels	Drydock	Total
Cost
	As of January 1, 2021	$853,690	$23,562	$877,252
	Other (1)	(349)	—	(349)
	Fully depreciated assets (1)	(17,095)	—	(17,095)
	As of June 30, 2021	836,246	23,562	859,808

Accumulated depreciation and impairment
	As of January 1, 2021	(63,636)	(6,437)	(70,073)
	Charge for the period	(19,569)	(2,472)	(22,041)
	Other (1)	(19)	—	(19)
	Fully depreciated assets (1)	17,095	—	17,095
	As of June 30, 2021	(66,129)	(8,909)	(75,038)
Net book value
	As of June 30, 2021	$770,117	$14,653	$784,770
Net book value
	As of December 31, 2020	$790,054	$17,125	$807,179
(1)     This amount represents the adjustment of the lease term and write-off of fully depreciated right of use assets related to the bareboat charters on four of the fixed rate Handymax vessels that expired in March 2021.
Vessels recorded as right of use assets derive income from subleases through time charter-out and pool arrangements. For the six months ended June 30, 2021 and 2020, sublease income of $46.3 million and $109.3 million, respectively, is included in Vessel revenue.
The following table summarizes the payments made for the six months ended June 30, 2021 and June 30, 2020 relating to lease liabilities accounted for under IFRS 16 - Leases:

	For the six months ended June 30,
In thousands of U.S. dollars	2021	2020
Interest expense recognized in the unaudited condensed consolidated statements of income or loss	$12,096	$15,631
Principal repayments recognized in unaudited condensed consolidated cash flow statements	28,674	41,668
Net decrease / (increase) in accrued interest expense	39	(153)
Net (decrease) in prepaid interest expense	(45)	(335)
Total payments on lease liabilities under IFRS 16	$40,764	$56,811
The undiscounted remaining future minimum lease payments under bareboat charter-in arrangements that were accounted as lease liabilities under IFRS 16 - Leases as of June 30, 2021 were $734.1 million. The obligations under these agreements will be repaid as follows:

As of
In thousands of U.S. dollars	June 30, 2021
Less than 1 year	$77,497
1 - 5 years	284,151
5+ years	372,435
Total	$734,083
Discounting effect	(130,651)
Prepaid interest expense	(639)
Lease liability	$602,793
During the six months ended June 30, 2021 and 2020, we did not recognize any expenses under time and bareboat charter agreements that were accounted for as operating leases.